Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of expenses by nature
	Year ended December 31,
	2020	2019	2018
	USD in thousands
Payroll and related expenses	2,420	1,347	2,556
Professional fees	2,963	1,945	2,313
Materials used and subcontracted work	1,128	322	760
Listing expenses	-	10,098	-
Preparation of patents	289	249	139
Rent and office maintenance	215	144	176
Depreciation and amortization	116	75	42
Vehicle maintenance	41	61	110
Travel	41	47	223
Advertising and participation in exhibitions	133	18	268
Other	650	263	193
Inventory impairment	-	-	328
Amortization of excess purchase price of an associate	546	-	-
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	8,542	14,569	7,108